Loans and Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans and Allowance for Loan and Lease Losses
Loans and Allowance for Loan and Lease Losses

As of December 31, 2019, the Company had $1.42 billion in loans receivable outstanding. Loans held for sale totaled $190,000 at December 31, 2019. Outstanding balances include a total net increase of $138,000 and a net reduction $105,000 at December 31, 2019 and 2018 for unearned income, net deferred loan fees, and unamortized discounts and premiums. The portfolios of loans receivable at December 31, 2019, and December 31, 2018, consist of the following:

	December 31, 2019	December 31, 2018
	(Dollars in thousands)
Commercial and Industrial	$36,777	$34,640
Construction	231,095	139,877
Real Estate Mortgage:
Commercial – Owner Occupied	136,753	135,617
Commercial – Non-owner Occupied	298,204	321,580
Residential – 1 to 4 Family	636,891	545,391
Residential – Multifamily	68,258	49,628
Consumer	12,771	14,424
Total Loans	$1,420,749	$1,241,157

An age analysis of past due loans by class at December 31, 2019 and December 31, 2018 as follows:

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Dollars in thousands)
Commercial and Industrial	$—	$—	$286	$286	$36,491	$36,777	$—
Construction	—	—	1,365	1,365	229,730	231,095	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	1,722	2,702	4,424	132,329	136,753	—
Commercial – Non-owner Occupied	—	—	70	70	298,134	298,204	—
Residential – 1 to 4 Family	—	262	925	1,187	635,704	636,891	—
Residential – Multifamily	—	—	—	—	68,258	68,258	—
Consumer	—	—	—	—	12,771	12,771	—
Total Loans	$—	$1,984	$5,348	$7,332	$1,413,417	$1,420,749	$—

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Dollars in thousands)
Commercial and Industrial	$—	$—	$14	$14	$34,626	$34,640	$—
Construction	—	—	1,365	1,365	138,512	139,877	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—	—	135,617	135,617	—
Commercial – Non-owner Occupied	—	—	—	—	321,580	321,580	—
Residential – 1 to 4 Family	81	154	1,686	1,921	543,470	545,391	—
Residential – Multifamily	—	—	—	—	49,628	49,628	—
Consumer	62	—	—	62	14,362	14,424	—
Total Loans	$143	$154	$3,065	$3,362	$1,237,795	$1,241,157	$—

Allowance For Loan and Lease Losses (ALLL)

We maintain the ALLL at a level that we believe to be appropriate to absorb estimated probable credit losses incurred in the loan portfolios as of the balance sheet date. The Company’s accounting policy for ALLL is more fully described in Note 1 - Description of Business and Summary of Significant Accounting Policies.

The following tables present the information regarding the allowance for loan and lease losses and associated loan data:

	Twelve Months Ended December 31, 2019
As of December 31, 2019			Real Estate Mortgage
(Dollars in thousands)	Commercial and Industrial	Construction	Commercial Owner Occupied	Commercial Non-owner Occupied	Residential 1 to 4 Family	Residential Multifamily	Consumer	Total
December 31, 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075
Charge-offs	—	—	—	—	(56)	—	—	(56)
Recoveries	16	6	26	39	5	—	—	92
Provisions	230	1,107	(65)	(32)	1,285	198	(23)	2,700
Ending Balance December 31 2019	$964	$2,807	$2,023	$5,860	$9,151	$819	$187	$21,811

Allowance for loan losses
Individually evaluated for impairment	$286	$141	$33	$457	$211	$—	$—	$1,128
Collectively evaluated for impairment	678	2,666	1,990	5,403	8,940	819	187	20,683
Balance at December 31, 2019	$964	$2,807	$2,023	$5,860	$9,151	$819	$187	$21,811

Loans
Individually evaluated for impairment	$286	$5,110	$4,833	$10,424	$1,445	$—	$—	$22,098
Collectively evaluated for impairment	36,491	225,985	131,920	287,780	635,446	68,258	12,771	1,398,651
Balance at December 31, 2019	$36,777	$231,095	$136,753	$298,204	$636,891	$68,258	$12,771	$1,420,749

	Twelve Months Ended December 31, 2018
As of December 31, 2018			Real Estate Mortgage
(Dollars in thousands)	Commercial and Industrial	Construction	Commercial Owner Occupied	Commercial Non-owner Occupied	Residential 1 to 4 Family	Residential Multifamily	Consumer	Total
December 31, 2017	$684	$2,068	$2,017	$4,630	$6,277	$627	$230	$16,533
Charge-offs	(128)	(27)	—	(49)	—	—	(19)	(223)
Recoveries	47	600	189	86	43	—	—	965
Provisions	115	(947)	(144)	1,186	1,597	(6)	(1)	1,800
Ending Balance December 31 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075

Allowance for loan losses
Individually evaluated for impairment	$14	$69	$36	$192	$299	$—	$—	$610
Collectively evaluated for impairment	704	1,625	2,026	5,661	7,618	621	210	18,465
Balance at December 31, 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075

Loans
Individually evaluated for impairment	$14	$5,589	$2,441	$11,299	$2,514	$—	$—	$21,857
Collectively evaluated for impairment	34,626	134,288	133,176	310,281	542,877	49,628	14,424	1,219,300
Balance at December 31, 2018	$34,640	$139,877	$135,617	$321,580	$545,391	$49,628	$14,424	$1,241,157

Impaired Loans:

A loan is considered impaired when, based on the current information and events, it is probable that the Company will be unable to collect the payments of principal and interest as of the date such payments were due. Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when a loan is 90 days past due, unless the loan is well secured and in the process of collection, as required by regulatory provisions. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

All our impaired loans are assessed for recoverability based on an independent third-party full appraisal to determine the net realizable value (“NRV”) based on the fair value of the underlying collateral, less cost to sell and other costs or the present value of discounted cash flows in the case of certain impaired loans that are not collateral dependent.

The following tables provide further detail on impaired loans and the associated ALLL at December 31, 2019 and December 31, 2018:

December 31, 2019	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Construction	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	2,702	2,702	—
Commercial – Non-owner Occupied	70	70	—
Residential – 1 to 4 Family	194	194	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	2,966	2,966	—
With an allowance recorded:
Commercial and Industrial	286	292	286
Construction	5,110	9,600	141
Real Estate Mortgage:
Commercial – Owner Occupied	2,131	2,131	33
Commercial – Non-owner Occupied	10,354	10,355	457
Residential – 1 to 4 Family	1,251	1,251	211
Residential – Multifamily	—	—	—
Consumer	—	—	—
	19,132	23,629	1,128
Total:
Commercial and Industrial	286	292	286
Construction	5,110	9,600	141
Real Estate Mortgage:
Commercial – Owner Occupied	4,833	4,833	33
Commercial – Non-owner Occupied	10,424	10,425	457
Residential – 1 to 4 Family	1,445	1,445	211
Residential – Multifamily	—	—	—
Consumer	—	—	—
	$22,098	$26,595	$1,128

December 31, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Construction:	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—
Commercial – Non-owner Occupied	—	—	—
Residential – 1 to 4 Family	1,131	1,131	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	1,131	1,131	—
With an allowance recorded:
Commercial and Industrial	14	19	14
Construction:	5,589	10,080	69
Real Estate Mortgage:
Commercial – Owner Occupied	2,441	2,441	36
Commercial – Non-owner Occupied	11,299	11,299	192
Residential – 1 to 4 Family	1,383	1,383	299
Residential – Multifamily	—	—	—
Consumer	—	—	—
	20,726	25,222	610
Total:
Commercial and Industrial	14	19	14
Construction:	5,589	10,080	69
Real Estate Mortgage:
Commercial – Owner Occupied	2,441	2,441	36
Commercial – Non-owner Occupied	11,299	11,299	192
Residential – 1 to 4 Family	2,514	2,514	299
Residential – Multifamily	—	—	—
Consumer	—	—	—
	$21,857	$26,353	$610

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019		2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and Industrial	$127	$18	$15	$1
Commercial	5,350	173	5,781	191
Real Estate Mortgage:
Commercial – Owner Occupied	3,956	126	3,372	134
Commercial – Non-owner Occupied	11,275	624	11,850	606
Residential – 1 to 4 Family	2,273	36	2,704	74
Residential – Multifamily	—	—	—	—
Consumer	—	—	16	—
Total	$22,981	$977	$23,738	$1,006

Troubled Debt Restructuring (TDRs)

We reported performing TDR loans (not reported as non-accrual loans) of $16.8 million and $18.8 million, respectively, at December 31, 2019 and December 31, 2018. Non-performing TDRs were $281,000 at December 31, 2019. There were no non performing TDRs at December 31, 2018. There were no new loans modified as a TDR and no additional commitments to lend additional funds to debtors whose loans have been modified in TDRs for the year ended December 31, 2019 and the year ended December 31, 2018, respectively.

A TDR is a loan the terms of which have been restructured in a manner that grants a concession to a borrower experiencing financial difficulty. TDRs result from our loss mitigation activities that include rate reductions, extension of maturity, or a combination of both, which are intended to minimize economic loss and to avoid foreclosure or repossession of collateral. TDRs are classified as impaired loans and are included in the impaired loan disclosures. TDRs are also evaluated to determine whether they should be placed on non-accrual status. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is repaid in full, foreclosed, sold or it meets the criteria to be removed from TDR status.

At the time a loan is modified in a TDR, we consider the following factors to determine whether the loan should accrue interest:

•	Whether there is a period of current payment history under the current terms, typically 6 months;

•	Whether the loan is current at the time of restructuring; and

•	Whether we expect the loan to continue to perform under the restructured terms with a debt coverage ratio that complies with the Bank’s credit underwriting policy of 1.25 times debt service.

TDRs are generally included in nonaccrual loans and may return to performing status after a minimum of six consecutive monthly payments under restructured terms and also meeting other performance indicators. We review the financial performance of the borrower over the past year to be reasonably assured of repayment and performance according to the modified terms. This review consists of an analysis of the borrower’s historical results; the borrower’s projected results over the next four quarters; and current financial information of the borrower and any guarantors. The projected repayment source needs to be reliable, verifiable, quantifiable and sustainable. At the time of restructuring, the amount of the loan principal for which we are not reasonably assured of repayment is charged-off, but not forgiven.

All TDRs are also reviewed quarterly to determine the amount of any impairment. The nature and extent of impairment of TDRs, including those that have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for loan losses. For the TDR loans, we had specific reserves of $607,300 and $306,000 in the allowance at December 31, 2019 and December 31, 2018, respectively. Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, and result in potential incremental losses. These potential incremental losses have been factored into our overall allowance for loan losses estimate.

Credit Quality Indicators

As part of the on-going monitoring of the credit quality of the Company's loan portfolio, management tracks certain credit quality indicators including trends related to the risk grades of loans, the level of classified loans, net charge-offs, nonperforming loans (see details above) and the general economic conditions in the region.

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 7. Grades 1 through 4 are considered “Pass”. A description of the general characteristics of the seven risk grades is as follows:

1.	Good: Borrower exhibits the strongest overall financial condition and represents the most creditworthy profile.

2.	Satisfactory (A): Borrower reflects a well-balanced financial condition, demonstrates a high level of creditworthiness and typically will have a strong banking relationship with the Bank.

3.	Satisfactory (B): Borrower exhibits a balanced financial condition and does not expose the Bank to more than a normal or average overall amount of risk. Loans are considered fully collectable.

4.
Watch List: Borrower reflects a fair financial condition, but there exists an overall greater than average risk. Risk is deemed acceptable by virtue of increased monitoring and control over borrowings. Probability of timely repayment is present.

5.
Other Assets Especially Mentioned (OAEM): Financial condition is such that assets in this category have a potential weakness or pose unwarranted financial risk to the Bank even though the asset value is not currently impaired. The asset does not currently warrant adverse classification but if not corrected could weaken and could create future increased risk exposure. Includes loans which require an increased degree of monitoring or servicing as a result of internal or external changes.

6.
Substandard: This classification represents more severe cases of #5 (OAEM) characteristics that require increased monitoring. Assets are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Assets are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral. Asset has a well-defined weakness or weaknesses that impairs the ability to repay debt and jeopardizes the timely liquidation or realization of the collateral at the asset’s net book value.

7.
Doubtful: Assets which have all the weaknesses inherent in those assets classified #6 (Substandard) but the risks are more severe relative to financial deterioration in capital and/or asset value; accounting/evaluation techniques may be questionable and the overall possibility for collection in full is highly improbable. Borrowers in this category require constant monitoring, are considered work out loans and present the potential for future loss to the Bank.

An analysis of the credit risk profile by internally assigned grades as of December 31, 2019 and 2018, is as follows:

At December 31, 2019	Pass	OAEM	Substandard	Doubtful	Total
	(Dollars in thousands)
Commercial and Industrial	$36,491	$—	$286	$—	$36,777
Construction	219,289	4,275	7,531	—	231,095
Real Estate Mortgage:
Commercial – Owner Occupied	134,051	—	2,702	—	136,753
Commercial – Non-owner Occupied	298,006	—	198	—	298,204
Residential – 1 to 4 Family	634,937	920	1,034	—	636,891
Residential – Multifamily	68,258	—	—	—	68,258
Consumer	12,771	—	—	—	12,771
Total	$1,403,803	$5,195	$11,751	$—	$1,420,749

At December 31, 2018	Pass	OAEM	Substandard	Doubtful	Total
	(Dollars in thousands)
Commercial and Industrial	$34,626	$—	$14	$—	$34,640
Construction:	127,523	4,503	7,851	—	139,877
Real Estate Mortgage:
Commercial – Owner Occupied	135,617	—	—	—	135,617
Commercial – Non-owner Occupied	321,446	—	134	—	321,580
Residential – 1 to 4 Family	542,865	719	1,807	—	545,391
Residential – Multifamily	49,628	—	—	—	49,628
Consumer	14,424	—	—	—	14,424
Total	$1,226,129	$5,222	$9,806	$—	$1,241,157

Loans to Related Parties: In the normal course of business, the Company has granted loans to its executive officers, directors and their affiliates (related parties). All loans to related parties were made in the ordinary course of business; were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable loans with persons not related to the Bank; and did not involve more than the normal risk of collectability or present other unfavorable features.

An analysis of the activity of such related party loans for 2019 is as follows:

2019
(Dollars in thousands)
Balance, beginning of year	$13,079
Advances	467
Less: repayments	(1,467)
Balance, end of year	$12,079

Pledged Loans: At December 31, 2019 and 2018, approximately $502.0 million and $425.2 million, respectively, of unpaid principal balance of loans were pledged to the FHLBNY on borrowings (Note 7). This pledge consists of a blanket lien on residential mortgages and certain qualifying commercial real estate loans.

Concentrations of Credit: Most of the Company's lending activity occurs within the areas of southern New Jersey and southeastern Pennsylvania, as well as other markets. We maintain discipline in our lending with a focus on portfolio diversification. In our underwriting process, we limits on loans to one borrower, one industry as well as product concentrations. Our loan portfolio consists of residential, commercial real estate loans, construction loans, commercial and industry loans as well as consumer loans.